Accounts Payable and Accrued Expenses	6 Months Ended
Jun. 30, 2022
Payables and Accruals [Abstract]
Accounts Payable and Accrued Expenses

Note 7. Accounts Payable and Accrued Expenses

Accounts payable and accrued expenses consist of the following:

	June 30,	December 31,
	2022	2021
Accounts payable	$851,495	$1,450,531
Office access deposits	340	340
Accrued compensation	400,798	175,000
Unearned revenue	69,784	–
Accrued interest (working interest royalty programs)	1,341,079	–
Accrued tax penalties and interest	398,114	398,114
Accounts payable and accrued expenses	$3,061,610	$2,023,985

As of December 31, 2021 the Company accrued $225,000 for a milestone payment to be paid to TBT Group, Inc. (of which an independent Vivakor Board member is a 7% shareholder) related to our worldwide, exclusive license agreement for the license of piezo electric and energy harvesting technologies for creating self-powered sensors for making smart roadways. This milestone payment was paid in March 2022.